Share-based payment reserve - The Sasol Inzalo share transaction (Details) - ZAR (R) R / shares in Units, R in Billions			1 Months Ended	12 Months Ended
	Jun. 27, 2018	Jun. 04, 2018	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-based payment transaction
Repurchase and cancellation of shares				16,085,199	43,503,454
Treasury shares (in shares)				13,969,621
Sasol Inzalo share transaction
Share-based payment transaction
Repurchase and cancellation of shares	9,461,882	25,231,686	16,085,199
Share repurchase price	R 47,503.00	R 0.01	R 542.11
Final distribution declared			R 1.4
The Sasol Foundation
Share-based payment transaction
Treasury shares (in shares)				9,461,882